Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Cash equivalents	$ 22,168,720	$ 20,144,250
USD – United States dollar
Disclosure of information for cash-generating units [line items]
Cash equivalents	20,945,404	19,191,738
AUD – Australian dollar
Disclosure of information for cash-generating units [line items]
Cash equivalents	443,223	373,330
GBP – Sterling
Disclosure of information for cash-generating units [line items]
Cash equivalents	317,131	226,857
TZS – Tanzanian Shilling
Disclosure of information for cash-generating units [line items]
Cash equivalents	456,849	347,837
Other currencies
Disclosure of information for cash-generating units [line items]
Cash equivalents	$ 6,113	$ 4,488